SCHEDULE OF INFORMATION ABOUT TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Trade receivables		¥ 822,747
Less: provision for bad debt allowance		(771,331)
Trade receivables, net		¥ 51,416